Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Separation-related adjustments
Separation-related adjustments

	As of December 31, 2021	Separation- Related Adjustment	As of January 1, 2022
Assets
Current:
Cash and equivalents	$14,376,523	$(8)	$14,376,515
Related party receivable	220,000	—	220,000
Other current assets	21,140	(8,567)	12,573

Total current assets	14,617,663	(8,575)	14,609,088

Capitalized software, net	699,753	(699,753)	—

Total assets	15,317,416	(708,328)	14,609,088

Liabilities and Net Parent Equity
Current:
Accounts payable	877,641	(718,233)	159,408
Derivative financial instruments	32,226	(32,226)	—
Other payables	616,156	1,015,672	1,631,828

Total current liabilities	1,526,023	265,213	1,791,236

Other noncurrent payables	702,921	(297,921)	405,000

	2,228,944	(32,708)	2,196,236

Net parent equity
Net parent investment	13,120,698	(707,846)	12,412,852
Accumulated other comprehensive income/ (loss)	(32,226)	32,226	—

Total net parent equity	13,088,472	(675,620)	12,412,852

Total liabilities and net parent equity	$15,317,416	$(708,328)	$14,609,088

Summary of Reconciliation of Operating Profit (Loss) from Segments to Consolidated

	Three Months Ended June 30,		Six Months Ended June 30,
Segments	2022	2021	2022	2021
eVTOL
Research and development expenses	$(7,599,457)	$(1,680,380)	$(15,303,608)	$(3,391,454)
UATM
Research and development expenses	(1,365,309)	(258,432)	(2,775,845)	(439,009)
Service and Support
Research and development expenses	(870,970)	—	(870,970)	—
Total allocated expenses	(9,835,736)	(1,938,812)	(18,950,423)	(3,830,463)
Unallocated amounts
General and administrative	(3,571,814)	(429,467)	(4,380,580)	(757,410)
Selling (i)	(2,903,616)	—	(2,903,616)	—
Other expenses	(37,123)	—	(37,123)	—

Loss from operations	$(16,348,289)	$(2,368,279)	$(26,271,742)	$(4,587,873)

The CODM receives information related to the operating results based on the directly attributable cost by each R&D project. As the UAM Business was operated within the Embraer Corporate infrastructure, the indirect costs are not included in the information analyzed by the CODM. Assets information by segment is not presented to the CODM. The information provided to the CODM are as follows:

	Year Ended December 31,
Segments R&D expenses	2021	2020	2019
eVTOL	$(11,207,794)	$(7,583,456)	$(5,255,068)
UATM	(2,071,986)	(774,587)	(692,226)

Total segments expenses	(13,279,780)	(8,358,043)	(5,947,294)
Corporate/ Unallocated amounts
Selling, general and administrative	(2,509,859)	(1,233,876)	(1,739,815)

Loss from operations	(15,789,639)	(9,591,919)	(7,687,109)

Foreign currency gain/ (loss)	(77,147)	(34,023)	1,590

Loss before income taxes	$(15,866,786)	$(9,625,942)	$(7,685,519)

Schedule of stock options, valuation assumptions

Input	May 9, 2022
Risk-free interest rate		1.29%
Expected term (years)		2
Expected volatility		15.86%
Exercise price		$0.0
Dividend yield		0.0%
Expected stock price at De-SPAC		$8.66
Probability-weighted average of additional shares to be issued for the forward contract	$	N/A